Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2016	$78,350	$3,191	$81,541
2017	55,867	1,473	57,340
2018	20,311	888	21,199
2019	25,059	613	25,672
Total	$179,587	$6,165	$185,752